INCOME TAXES - Disclosure of detailed information about non-capital losses available (Details) - Non-capital losses carried forward [Member]	Dec. 31, 2022 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 20,707,000
2026 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	261,000
2027 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	135,000
2028 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	196,000
2029 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	674,000
2030 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,520,000
2031 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,593,000
2032 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,187,000
2033 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,946,000
2034 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	870,000
2035 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	560,000
2036 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	612,000
2037 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	541,000
2038 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	675,000
2039 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,032,000
2040 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,449,000
2041 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,089,000
2042 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 2,367,000